As filed with the Securities and Exchange Commission on October 14, 2016

1933 Act Registration No. 333-111137

1940 Act Registration No. 811-08557

CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 200

Lincoln Life Flexible Premium Variable Life Account M

(Exact Name of Registrant)

Lincoln VULone

Lincoln VULone2005

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Exact Name of Depositor)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Kirkland L. Hicks

The Lincoln National Life Insurance Company

150 North Radnor Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copy To:

John L. Reizian

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended

December 31, 2015 was filed March 24, 2016.

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2016.

Supplement Dated October 14, 2016

To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE 2005
Lincoln AssetEdge® VUL	Lincoln Momentum VULONE
Lincoln VULONE 2014	Lincoln VULCV-IV
Lincoln VULONE 2012	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln InReach VULONE 2014	Lincoln VULDB Elite Series
Lincoln Momentum VULONE 2007

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2013	Lincoln Momentum SVULONE
Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Lincoln Momentum SVULONE 2007

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE
Lincoln AssetEdge® VUL	Lincoln VULCV-IV
Lincoln VULONE 2010	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln Momentum VULONE 2005	Lincoln VULDB Elite Series

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II
Lincoln PreservationEdge® SVUL	Lincoln SVUL-IV

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust (“LVIP”) has notified us that the LVIP Board of Trustees has approved the reorganization of two LVIP funds, effective as of the close of business December 9, 2016. The reorganizations were approved at a shareholder’s meeting on September 7, 2016.

The LVIP BlackRock Emerging Markets Managed Volatility Fund (an “Acquired Fund”) will be reorganized into the LVIP SSGA International Managed Volatility Fund (an “Acquiring Fund”).

As a result of this reorganization, the LVIP SSGA International Managed Volatility Fund will be added as an investment option effective December 9, 2016 to Policies issued on or before May 9, 2016. The investment objective of the fund is to seek capital appreciation, and the fund operates as a Fund of Funds.  For complete details related to the LVIP SSGA International Managed Volatility Fund, including risks, investment policies and strategies, please refer to the LVIP SSGA International Managed Volatility Fund’s prospectus.

The LVIP BlackRock U.S. Opportunities Managed Volatility Fund (an “Acquired Fund”) will be reorganized into the LVIP Blended Mid Cap Managed Volatility Fund (an “Acquiring Fund”).  These two funds have similar investment objectives and investment strategies.

At the time of these reorganizations, Owners of units of each Acquired Fund Sub-Account will automatically receive a proportionate number of units of its corresponding Acquiring Fund Sub-Account, based on the unit value of each fund at the time of the reorganization. Following the reorganizations, each Acquired Fund will no longer be available as an investment option under your Policy. Beginning December 12, 2016, any future allocations of Premium Payments, Policy value and/or any Optional Sub-Account Allocation Program in effect that you previously designated to an Acquired Fund Sub-Account will be allocated to the corresponding Acquiring Fund Sub-Account. This investment will become your allocation instruction until you tell us otherwise. All other transactions requested for an Acquired Fund will be rejected and treated as not in good order.

Additionally, LVIP has notified us that the LVIP VIP Mid Cap Managed Volatility Portfolio (Standard Class) will be liquated on or about December 9, 2016 (subject to shareholder approval), and as a result, will no longer be available as an investment option under your Policy. If the liquidation is approved, we recommend you transfer all money out of the LVIP VIP Mid Cap Managed Volatility Portfolio Sub-Account and into another Sub-Account within your Policy prior to the close of business on December 8, 2016.

If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP Government Money Market Fund Sub-Account. Once this transfer occurs, any future allocations of Premium Payments, Policy value and/or any Optional Sub-Account Allocation Program in effect that you previously designated to the LVIP VIP Mid Cap Managed Volatility Portfolio Sub-Account will be allocated to the LVIP Government Money Market Portfolio Sub-Account. This investment will become your allocation instruction until you tell us otherwise. All other transactions requested for an Acquired Fund will be rejected and treated as not in good order.

Please retain this Supplement for future reference.

PART A

 The prospectuses for Lincoln VULone and VULone2005 are incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-111137) filed on April 7, 2016 and to the definitive 497 Filing filed on April 29, 2016.

 PART B

 The Statements of Additional Information, including the consolidated financial statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, are incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-111137 filed on April 7, 2016 and to the definitive 497 Filing filed on April 29, 2016.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
(b)	Not applicable.
(c)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(5) and Amendment dated.(7)

(d)	(1)	Policy Form LN691,(12) LR521,(12) LN694(14)

(2)	Accounting Value Rider—Policy Form LR500.(8)
(3)	Change of Insured Rider—Policy Form LR496.(8)
(4)	Supplemental Term Insurance Rider—Policy Form LR531, (12) LR533.(14)
(5)	No-Lapse Enhancement Rider—Policy Form LR691, (12) LR694.(14)
(6)	Overloan Protection Rider—Policy Form LR540. (11)

(e)	(1)	Application—LFF06399(3)
(f)	(1)	Articles of Incorporation of The Lincoln National Life Insurance Company.(1)

(2)	Bylaws of The Lincoln National Life Insurance Company.(13)

(g)	Form of Reinsurance Contracts.(10)
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(16)
(2)	AllianceBernstein Variable Products Series Fund, Inc.(9)
(3)	American Century Variable Portfolio, Inc.(15)
(4)	American Century Variable Portfolios II, Inc.(15)
(5)	American Funds Insurance Series(9)
(6)	BlackRock Variable Series Fund, Inc.(15)
(7)	Delaware VIP Trust(9)
(8)	Deutsche Investments VIT Funds (16)
(9)	Deutsche Variable Series II(9)
(10)	Fidelity Variable Insurance Products(9)
(11)	Franklin Templeton Variable Insurance Products Trust(9)
(12)	Janus Aspen Series(4)
(13)	JPMorgan Insurance Trust(17)
(14)	Legg Mason Partners Variable Equity Trust(9)
(15)	Lincoln Variable Insurance Products Trust(17)
(16)	MFS Variable Insurance Trust(9)
(17)	MFS Variable Insurance Trust II(9)
(18)	Neuberger Berman Advisers Management Trust(16)
(19)	PIMCO Variable Insurance Trust(9)

(i)	Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(6)
(j)	Not applicable.
(k)	Opinion and Consent of John L Reizian.
(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(o)	Not applicable.

(p)	Not applicable.

(q)	Compliance Procedures(17)

(1)	Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-04999) filed on September 24, 1996.

(2)	Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

(3)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

(4)	Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File 333-146507) filed on April 1, 2010.

(5)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(6)	Incorporated by reference Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(7)	(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(8)	Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

(9)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(10)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2009.

(11)	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

(12)	Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 (File No. 333-111137) filed on April 21, 2004.

(13)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(14)	Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-111137) filed on April 8, 2005.

(15)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(16)	Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(17)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Ellen G. Cooper***	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-170897) filed on June 30, 2016).

Item 29. Indemnification

(a)	Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b)	Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Carl R. Pawsat***	Interim Financial and Operation Principal
Nancy A. Smith*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director

*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087

**	Principal Business address is 350 Church Street, Hartford, CT 06103

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

(c)	N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has caused this Post-Effective Amendment No. 17 to the Registration Statement (File No.: 333-111137; 811-08557; CIK No. 0001048607) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 14th day of October, 2016.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.
.

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement (File No.: 333-111137; 811-08557; CIK No. 0001048607) on Form N-6 has been signed below on October 14, 2016, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement